Note 15 - Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2014
Note 15 - Other Comprehensive Income (Loss) (Tables) [Line Items]
Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2012:
Foreign currency translation adjustments	¥(9,539)	-	¥(9,539)
Unrealized holding gain (loss) on securities:
Amount arising during the period	56,384	¥(20,242)	36,142
Less: Reclassification adjustments for losses included in net income	91,064	(37,336)	53,728
Other	-	12,875	12,875
Net unrealized holding gain (loss) during the period	147,448	(44,703)	102,745
Defined benefit pension plans:
Amount arising during the period	(39,083)	14,030	(25,053)
Less: Reclassification adjustments for gains included in net income	(12,263)	5,711	(6,552)
Net defined benefit pension plans	(51,346)	19,741	(31,605)

Other comprehensive income (loss)	¥86,563	¥(24,962)	¥61,601

Year ended March 31, 2013:
Foreign currency translation adjustments	¥90,014	-	¥90,014
Unrealized holding gain (loss) on securities:
Amount arising during the period	380,637	¥(136,649)	243,988
Less: Reclassification adjustments for losses included in net income	19,788	(7,579)	12,209
Other	-	324	324
Net unrealized holding gain (loss) during the period	400,425	(143,904)	256,521
Defined benefit pension plans:
Amount arising during the period	(92,808)	33,319	(59,489)
Less: Reclassification adjustments for losses included in net income	369	(132)	237
Net defined benefit pension plans	(92,439)	33,187	(59,252)

Other comprehensive income (loss)	¥398,000	¥(110,717)	¥287,283
	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2014:
Foreign currency translation adjustments	¥419,557	-	¥419,557
Unrealized holding gain (loss) on securities:
Amount arising during the period	1,656,759	¥(594,776)	1,061,983
Less: Reclassification adjustments for gains included in net income	(107,655)	41,232	(66,423)
Other	-	(7,421)	(7,421)
Net unrealized holding gain (loss) during the period	1,549,104	(560,965)	988,139
Defined benefit pension plans:
Amount arising during the period	63,775	(22,896)	40,879
Less: Reclassification adjustments for losses included in net income	369	(133)	236
Net defined benefit pension plans	64,144	(23,029)	41,115

Other comprehensive income (loss)	¥2,032,805	¥(583,994)	¥1,448,811

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2013:	¥495,217	¥(187,318)	¥(44,129)	¥263,770
Other comprehensive income before reclassifications	1,054,562	40,879	419,701	1,515,142
Amounts reclassified out of accumulated other comprehensive income	(66,423)	236	―	(66,187)
Other comprehensive income	988,139	41,115	419,701	1,448,955
Other	―	―	61	61
Year ended March 31, 2014:	¥1,483,356	¥(146,203)	¥375,633	¥1,712,786

Reclassified Accumulted Other Comprehensive Income [Table Text Block]
	Thousands of Yen	Thousands of U.S. Dollars
	2014	2014

Comprehensive income components:			Location

Unrealized holding gain on securities	¥107,655	$1,045	Net gain on sales of other investments
	(41,232)	(400)	Income tax expense
	66,423	645	Net income
Defined benefit pension plans	(369)	(4)	Net periodic pension costs (Note 13)
	133	2	Income tax expense
	(236)	(2)	Net income
Total amount reclassified	¥66,187	$643

United States of America, Dollars
Note 15 - Other Comprehensive Income (Loss) (Tables) [Line Items]
Comprehensive Income (Loss) [Table Text Block]
	Thousands of U.S. Dollars
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2014:
Foreign currency translation adjustments	$4,074	-	$4,074
Unrealized holding gain (loss) on securities:
Amount arising during the period	16,088	$(5,776)	10,312
Less: Reclassification adjustments for gains included in net income	(1,045)	400	(645)
Other	-	(71)	(71)
Net unrealized holding gain (loss) during the period	15,043	(5,447)	9,596
Defined benefit pension plans:
Amount arising during the period	619	(222)	397
Less: Reclassification adjustments for gains included in net income	4	(2)	2
Net defined benefit pension plans	623	(224)	399

Other comprehensive income (loss)	$19,740	$(5,671)	$14,069

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of U.S. Dollars
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2013:	$4,809	$(1,820)	$(428)	$2,561
Other comprehensive income before reclassifications	10,241	397	4,075	14,713
Amounts reclassified out of accumulated other comprehensive income	(645)	2	―	(643)
Other comprehensive income	9,596	399	4,075	14,070
Other	―	―	1	1
Year ended March 31, 2014:	$14,405	$(1,421)	$3,648	$16,632